Commitments, contingencies and operating risks - ECL allowances (Details) - Loss allowance / Impairment - RUB (₽) ₽ in Millions	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Changes in the ECL allowances
ECL allowance as of beginning of the period	₽ (98)	₽ (84)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	25	(17)
ECL allowance as end of the period	₽ (73)	₽ (101)